Intercompany Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Intercompany Transactions [Abstract]
Intercompany Transactions
(In millions)	2015	2014	2013

Cash from (used for) operating activities-continuing operations
Combined	$17,891	$21,434	$19,487
GE customer receivables sold to GE Capital	(914)	(1,918)	360
GE Capital dividends to GE	(4,300)	(3,000)	(5,985)
Other reclassifications and eliminations	(821)	(486)	537
	$11,856	$16,033	$14,398
Cash from (used for) investing activities-continuing operations
Combined	$59,516	$17,252	$43,666
GE customer receivables sold to GE Capital	1,319	1,766	262
Other reclassifications and eliminations	778	212	230
	$61,613	$19,229	$44,159
Cash from (used for) financing activities-continuing operations
Combined	$(73,484)	$(44,340)	$(51,502)
GE customer receivables sold to GE Capital	(405)	152	(622)
GE Capital dividends to GE	4,300	3,000	5,985
Other reclassifications and eliminations	42	274	(673)
	$(69,547)	$(40,912)	$(46,813)